UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07447

Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Emerging Markets Opportunities Fund

Virtus Low Duration Income Fund

Virtus Tax-Exempt Bond Fund

June 30, 2015

TRUST NAME: VIRTUS INSIGHT TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Funds	Schedule of Investments

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semi-annual report that reviews the performance of your fund for the six months ended June 30, 2015.

During this period, U.S. equity markets were challenged by falling oil prices, the Greek debt crisis in late June, and a slowdown in U.S. growth in the first part of the year, which prompted the Federal Reserve (the “Fed”) to postpone raising interest rates. Broad U.S. equity indices registered flat-to-modest gains for the six months ended June 30, 2015. The large-cap S&P 500® Index and Dow Jones Industrial AverageSM returned 1.23% and 0.03%, respectively, while the technology-heavy NASDAQ Composite Index® was up 5.90%. By comparison, international equities generally outperformed, with a particularly strong rally in the first four months of 2015, before worries about Greece dampened enthusiasm at the end of June.

Against this backdrop, U.S. Treasuries remained an attractive “safe haven” among global investors. The bellwether 10-year U.S. Treasury yield ended at 2.35% on June 30, 2015, not far from the 2.17% it yielded on December 31, 2014. In light of the Fed’s stated intentions to raise interest rates this year, fixed income assets experienced slight losses in anticipation. The Barclays U.S. Aggregate Bond Index, which concentrates on Treasuries and other investment-grade debt securities, declined 0.10% for the six months ended June 30, 2015, while higher-yielding securities outperformed, with the Barclays U.S. Corporate High Yield Bond Index up 2.53% for the same period.

The strength of the global economy is likely to remain a concern for the markets in the months ahead. Interventions by the Fed and other global central banks will be watched with great interest. Following the weak start to the year, the U.S. economy showed signs of bouncing back in the second quarter – including strong jobs, housing, and consumer spending data – and gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty serves as a constant reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may provide a cushion against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-800-367-5877. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

July 2015

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than performance shown above.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2015 TO JUNE 30, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Insight Trust Fund (each a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares and Class R6 shares are sold without sales charges and Class R6 shares do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2015 TO JUNE 30, 2015

Expense Table
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Opportunities Fund
Actual
Class I	$1,000.00	$1,004.00	1.28%	$6.36
Class A	1,000.00	1,003.10	1.53	7.60
Class C	1,000.00	1,000.00	2.28	11.31
Class R6	1,000.00	1,005.10	1.19	5.93

Hypothetical (5% return before expenses)
Class I	1,000.00	1,018.37	1.28	6.43
Class A	1,000.00	1,017.11	1.53	7.68
Class C	1,000.00	1,013.35	2.28	11.45
Class R6	1,000.00	1,018.81	1.19	5.98
Low Duration Income Fund
Actual
Class I	$1,000.00	$1,013.50	0.50%	$2.50
Class A	1,000.00	1,011.30	0.75	3.74
Class C	1,000.00	1,007.60	1.50	7.47

Hypothetical (5% return before expenses)
Class I	1,000.00	1,022.28	0.50	2.51
Class A	1,000.00	1,021.03	0.75	3.77
Class C	1,000.00	1,017.26	1.50	7.53
Tax-Exempt Bond Fund
Actual
Class I	$1,000.00	$1,000.50	0.60%	$2.98
Class A	1,000.00	999.30	0.85	4.21
Class C	1,000.00	995.60	1.60	7.92

Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.78	0.60	3.01
Class A	1,000.00	1,020.53	0.85	4.27
Class C	1,000.00	1,016.76	1.60	8.03

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Funds may invest in other funds. The annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the current prospectus for your Fund(s).

VIRTUS INSIGHT TRUST

KEY INVESTMENT TERMS

JUNE 30, 2015 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS INSIGHT TRUST

KEY INVESTMENTS TERMS (Continued)

JUNE 30, 2015 (Unaudited)

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

When-issued and delayed delivery transactions

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

VIRTUS INSIGHT FUNDS

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

JUNE 30, 2015 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors and as a percentage of total investments.

Emerging Markets Opportunities Fund

Consumer Staples	33%
Financials	24
Information Technology	18
Consumer Discretionary	7
Telecommunication Services	5
Health Care	4
Utilities	3
Other (includes short-term investments)	6

Total	100%

Low Duration Income Fund

Mortgage-Backed Securities		36%
Corporate Bonds		27
Financials	14%
Industrials	5
All Other Sectors	8
Asset-Backed Securities		24
Loan Agreements		7
U.S. Government Securities		6
Other (includes short-term investments)		0

Total		100%

Tax-Exempt Bond Fund

Texas	12%
New York	10
Illinois	9
Colorado	6
Maryland	6
Florida	4
Missouri	4
Other (includes short-term investments)	49

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 4.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCKS—1.0%
Financials—1.0%
Itausa Investimentos Itau S.A. 10.50% (Brazil)	37,601,524		$107,878
TOTAL PREFERRED STOCKS
(Identified Cost $129,678)			107,878
COMMON STOCKS—95.8%
Consumer Discretionary—7.3%
Galaxy Entertainment Group Ltd. (Hong Kong)	21,317,718		84,979
Genting Malaysia Bhd (Malaysia)	18,418,300		20,503
Grupo Televisa S.A. Sponsored ADR (Mexico)	3,536,663		137,293
Matahari Department Store Tbk PT (Indonesia)	35,796,436		44,435
Naspers Ltd. Class N (South Africa)	1,623,226		252,837
Sands China Ltd. (China)	50,787,559		171,005
Vipshop Holdings Ltd. ADR (Cayman Islands)(2)	2,659,580		59,176
Westlife Development Ltd. (India)(2)	2,630,102		12,390

			782,618

Consumer Staples—32.8%
Ambev S.A. ADR (Brazil)(2)	69,100,571		421,513
AmorePacific Corp. (South Korea)	222,737		83,468
British American Tobacco Bhd (Malaysia)	2,246,620		36,918
British American Tobacco plc (United Kingdom)	2,565,826	(4)	137,677
British American Tobacco plc (United Kingdom)	10,292,921	(3)	555,188

	SHARES	VALUE
Consumer Staples (continued)
China Resources Enterprise (Hong Kong)	10,108,279	$32,601
Colgate Palmolive India Ltd. (India)	1,746,776	55,951
CP ALL PCL (Thailand)	97,891,500	134,046
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	3,145,716	280,252
Hindustan Unilever Ltd. (India)	13,934,451	200,592
ITC Ltd. (India)	80,084,240	396,334
LG Household & Health Care Ltd. (South Korea)	137,798	95,617
Nestle India Ltd. (India)	467,802	46,664
Orion Corp. (South Korea)	63,623	59,776
President Chain Store Corp. (Taiwan)	10,361,943	72,875
SABMiller plc (South Africa)	6,464,813	335,436
Souza Cruz S.A. (Brazil)	17,552,761	138,600
Thai Beverage PCL (Thailand)	182,530,300	103,676
Tsingtao Brewery Co., Ltd. (China)	7,586,627	46,049
Unilever Indonesia Tbk PT (Indonesia)	33,730,498	99,933
Wal-Mart de Mexico SAB de CV (Mexico)	81,734,356	199,636

		3,532,802

Energy—0.9%
Ultrapar Participacoes S.A. (Brazil)	4,599,755	97,185

Financials—23.6%
Bangkok Bank PCL (Thailand)	17,832,321	94,242
Bank Central Asia Tbk PT (Indonesia)	169,670,931	171,803

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials (continued)
BB Seguridade Participacoes (Brazil)	8,843,731	$97,395
BM&F Bovespa S.A. (Brazil)	19,786,535	74,651
CETIP SA – Balcao Organizado de Ativos e Derivativos (Brazil)	3,431,022	37,631
Cetip Subscription Receipts (Brazil)	453	5
DBS Group Holdings Ltd. (Singapore)	8,778,557	134,854
Habib Bank Ltd. (Pakistan)	28,410,823	60,060
Housing Development Finance Corp. (India)	26,524,186	540,009
Housing Development Finance Corp. Bank Ltd. (India)	23,627,941	395,957
Housing Development Finance Corp. Bank Ltd. ADR (India)	1,917,949	116,093
Itausa Investimentos Itau S.A. (Brazil)	61	—	(5)
Kasikornbank PCL (Thailand)	18,153,774	101,584
Kotak Mahindra Bank Ltd. (India)	4,539,161	98,781
Link REIT (The) (Hong Kong)	21,690,180	127,037
Malayan Banking Bhd (Malaysia)	54,489,921	132,000
Public Bank Bhd (Malaysia)	17,316,400	85,917
Remgro Ltd. (South Africa)	8,511,938	179,068
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	361,689	95,331

		2,542,418

Health Care—4.1%
Bangkok Dusit Medical Services PCL (Thailand)	51,833,800	30,233
Cipla Ltd. (India)	13,140,487	126,989

	SHARES	VALUE
Health Care (continued)
Sun Pharmaceutical Industries Ltd. (India)	20,452,281	$280,897

		438,119

Information Technology—17.6%
Alibaba Group Holding Ltd. ADR (Cayman Islands)(2)	2,346,344	193,034
Autohome, Inc. ADR (China)(2)	624,533	31,564
Baidu, Inc. Sponsored ADR (China)(2)	1,570,677	312,690
Bitauto Holdings Ltd. ADR (China)(2)	629,620	32,142
Cielo S.A. (Brazil)	18,991,138	268,457
HCL Technologies Ltd. (India)	10,952,150	158,185
Infosys Ltd. (India)	1,354,076	20,931
Infosys Technologies Ltd. Sponsored ADR (India)	3,686,300	58,428
NetEase, Inc. ADR (China)	726,316	105,218
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	28,458,260	129,588
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	8,209,512	186,438
Tata Consultancy Services Ltd. (India)	3,678,498	147,357
Tencent Holdings Ltd. (Cayman Islands)	10,634,681	212,240
Yandex NV Class A (Russia)(2)	2,364,112	35,982

		1,892,254

Materials—2.0%
Industrias Penoles S.A.B de C.V. (Mexico)	4,957,436	81,107

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials (continued)
Randgold Resources Ltd. (Jersey)	932,627	$62,792
Randgold Resources Ltd. ADR (Jersey)	1,074,897	71,964

		215,863

Telecommunication Services—5.0%
Advanced Info Service PCL (Thailand)	15,809,600	112,339
Bharti Airtel Ltd. (India)(2)	15,683,750	103,454
MTN Group Ltd. (South Africa)	7,024,812	132,083
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	896,460,871	197,010

		544,886

Utilities—2.5%
Power Assets Holdings Ltd. (Hong Kong)	29,654,605	270,473
TOTAL COMMON STOCKS (Identified Cost $9,953,149)		10,316,618
TOTAL LONG TERM INVESTMENTS—96.8%
(Identified Cost $10,082,827)		10,424,496

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.2%
Money Market Mutual Fund—3.2%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	344,031,871	$344,032
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $344,032)		344,032
TOTAL INVESTMENTS—100.0% (Identified Cost $10,426,859)		10,768,528(1)
Other assets and liabilities, net—0.0%		(2,425)

NET ASSETS—100.0%		$10,766,103

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security abbreviation definitions are located in the Key Investment Terms on pages 4 and 5

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg Exchange.
(4)	Shares traded on London Exchange.
(5)	Amount less than $500.

Country Weightings†
India	26%
Brazil	12
South Africa	8
China	7
Mexico	6
United Kingdom	6
Thailand	5
Other	30
Total	100%

†	% of total investments as of June 30, 2015

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$10,316,618	$10,316,613	$5
Preferred Stocks	107,878	107,878	—
Short-Term Investments	344,032	344,032	—

Total Investments	$10,768,528	$10,768,523	$5

There were no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $6,538,113 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—5.9%
U.S. Treasury Note 0.500%, 9/30/16	$11,700		$11,711
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $11,708)			11,711
MUNICIPAL BONDS—0.4%
California—0.3%
State of California Taxable 1.050%, 2/1/16	500		502

Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190		201
TOTAL MUNICIPAL BONDS (Identified Cost $706)			703
FOREIGN GOVERNMENT SECURITIES—0.1%
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	235		241
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $236)			241
MORTGAGE-BACKED SECURITIES—35.3%
Agency—4.9%
FHLMC 14-DN2, M2 1.835%, 4/25/24(2)	275		269
4.000%, 2/1/45	537		568
3.500%, 3/1/45	1,262		1,299
FNMA
6.000%, 5/1/16	13		13
10.500%, 12/1/16	—	(9)	—	(9)
4.000%, 8/1/25	137		145
3.000%, 6/1/27	331		344
2.500%, 5/1/28	934		950
2.500%, 11/1/29	941		952
4.000%, 11/1/31	576		616
5.000%, 10/1/39	432		484
4.500%, 4/1/40	188		204
3.500%, 12/1/42	744		767
3.000%, 3/1/43	1,228		1,222
3.000%, 5/1/43	374		374
4.000%, 10/1/44	1,203		1,275
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	19		18

	PAR VALUE	VALUE
Agency (continued)
GNMA
7.000%, 7/15/23	$3	$3
7.000%, 9/15/23	12	13
7.000%, 9/15/23	2	2
7.000%, 1/15/24	5	6
7.000%, 9/15/24	9	10
7.000%, 7/15/25	5	5
7.000%, 7/15/25	13	13

		9,552

Non-Agency—30.4%
A-10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	106	106
14-1, A1 144A 1.720%, 4/15/33(3)	250	249
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	707	730
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, G 144A 5.291%, 7/10/43(2)(3)	420	420
07-2, A4 5.783%, 4/10/49(2)	940	983
Banc of America Funding Trust 04-B, 2A1 2.564%, 11/20/34(2)	73	72
05-1, 1A1 5.500%, 2/25/35	209	212
06-2, 3A1 6.000%, 3/25/36	59	59
Banc of America Mortgage Trust 04-7, 6A3 4.500%, 8/25/19	115	113
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	503	533
04-24CB, 1A1 6.000%, 11/25/34	327	333
Bank of America (Merrill Lynch – Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	538	559

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Bank of America (Merrill Lynch – Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	$300	$307
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	500	519
07-C2, A3 5.430%, 2/15/40	835	883
07-C6, A4 5.858%, 7/15/40(2)	916	965
07-C3, A4 6.101%, 7/15/44(2)	359	384
07-C7, A3 5.866%, 9/15/45(2)	561	607
Bayview Commercial Asset Trust 08-1, A3 144A 1.687%, 1/25/38(2)(3)	330	316
BCRR Trust 09-1, 2A1 5.858%, 7/17/40(2)(3)	194	200
Centex Home Equity Loan Trust 04-D, AF5 5.350%, 9/25/34(2)	385	405
Citigroup – Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322%, 12/11/49	390	406
07-CD4, AMFX 5.366%, 12/11/49(2)	975	1,011
Citigroup Commercial Mortgage Trust 07-6, A4 5.899%, 12/10/49(2)	1,550	1,658
07-C6, A1A 5.899%, 12/10/49(2)	838	895
08-C7, AM 6.349%, 12/10/49(2)	230	249
10-RR3, MLSR 144A 5.810%, 6/14/50(2)(3)	243	256
Citigroup Mortgage Loan Trust, Inc. 04-NCM2, 2CB2 6.750%, 8/25/34	199	211
14-A, A 144A 4.000%, 1/25/35(2)(3)	272	283
15-A, A1 3.500%, 6/25/58(2)	516	518

	PAR VALUE	VALUE
Non-Agency (continued)
Colony Multi-Family Commercial Mortgage-Backed Securities 14-1, A 144A 2.543%, 4/20/50(3)	$730	$729
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.989%, 12/10/49(2)	1,250	1,339
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	760	815
Credit Suisse Commercial Mortgage Trust 07-C1, A1A 5.361%, 2/15/40	270	282
15-WIN1, A6 144A 3.500%, 12/25/44(2)(3)	889	890
10-RR7, 1A 144A 5.378%, 8/12/48(2)(3)	505	524
07-C2, A3 5.542%, 1/15/49(2)	165	174
Credit Suisse First Boston Mortgage Securities Corp. 03-27, 5A3 5.250%, 11/25/33	100	102
Deutsche Bank – UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	326	332
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	950	942
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	162	162
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(2)(3)	410	407
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.031%, 6/25/34(2)	314	319
Goldman Sachs Mortgage Securities Trust 07-GG,10 5.795%, 8/10/45(2)	1,826	1,960
II 07-GG10, A4 5.989%, 8/10/45(2)	1,365	1,456
Hilton USA Trust 13-HLT, EFX 144A 5.609%, 11/5/30(2)(3)	650	658

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	$319	$319
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-1, 21A1 2.265%, 4/25/34(2)	148	146
04-10, 12A3 2.729%, 1/25/35(2)	131	130
JPMorgan Chase (Bear Stearns) Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	413	427
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc. 05-PW10, AM 5.449%, 12/11/40(2)	235	239
06-PW13, AM 5.582%, 9/11/41(2)	970	1,011
07- PW15, AM 5.363%, 2/11/44	355	367
07- PW17, A4 5.694%, 6/11/50(2)	830	885
07-PW18, A4 5.700%, 6/11/50	335	358
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 03-AR6, A1 2.558%, 6/25/33(2)	401	402
03-AR4, 2A1 2.257%, 8/25/33(2)	269	267
JPMorgan Chase Commercial Mortgage Securities Trust 10-CNTR, A1 144A 3.300%, 8/5/32(3)	373	384
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	118
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	418	434
06-LDP7, A4 6.100%, 4/15/45(2)	553	566
06-LDP9, A3 5.336%, 5/15/47	1,260	1,316

	PAR VALUE	VALUE
Non-Agency (continued)
06-LDP9, AM 5.372%, 5/15/47	$585	$604
07-LDPX, AM 5.464%, 1/15/49(2)	560	579
07-LD12, A4 5.882%, 2/15/51(2)	2,315	2,461
JPMorgan Chase Mortgage Trust 14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	237	244
06-A2, 4A1 2.637%, 8/25/34(2)	242	242
04-A4, 2A1 2.454%, 9/25/34(2)	194	197
05-A4, 3A1 2.292%, 7/25/35(2)	129	128
14-IVR3, 2A1 144A 3.000%, 9/25/44(2)(3)	759	763
MASTR Alternative Loan Trust 04-10, 3A1 5.000%, 9/25/19	130	133
03-8, 2A1 5.750%, 11/25/33	176	185
04-4, 6A1 5.500%, 4/25/34	191	200
04-7, 9A1 6.000%, 8/25/34	168	176
05-2, 2A1 6.000%, 1/25/35	273	291
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	499	503
Morgan Stanley Capital I Trust
07-T27, A4 5.826%, 6/11/42(2)	1,511	1,615
08-T29, AM 6.460%, 1/11/43(2)	950	1,052
08-T29, A4 6.460%, 1/11/43(2)	210	231
06-IQ12, A4 5.332%, 12/15/43	556	578
07-IQ14, A4 5.692%, 4/15/49(2)	760	804
07-IQ14, AM 5.867%, 4/15/49(2)	428	446
07- LQ16, A4 5.809%, 12/12/49	449	482

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.987%, 6/25/44(2)(3)	$250	$255
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	340	356
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	129	132
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	226	233
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	680	697
Rali Series 2003-Qs17 Trust 5.500%, 9/25/33	368	379
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	124	125
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	58	59
SilverLeaf Finance XVII LLC 13-12, A1 144A 2.680%, 3/16/26(3)	134	134
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 2.637%, 2/25/34(2)	933	911
04-4, 3A2 2.480%, 4/25/34(2)	689	688
04-4, 3A1 2.480%, 4/25/34(2)	233	231
04-5, 3A2 2.443%, 5/25/34(2)	551	549
04-14, 7A 2.555%, 10/25/34(2)	415	417
Structured Asset Securities Corp. 03-37A, 2A 3.766%, 12/25/33(2)	102	102
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	251	247

	PAR VALUE	VALUE
Non-Agency (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
02-AL1, A2 3.450%, 2/25/32	$139	$139
02-AL1, A3 3.450%, 2/25/32	1,098	1,085
03-33H, 1A1 5.500%, 10/25/33	379	387
03-34A, 6A 2.584%, 11/25/33(2)	461	451
04-15, 3A3 5.500%, 9/25/34	246	250
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	138	138
Washington Mutual Mortgage Pass Through Certificates 03-S8, A2 5.000%, 9/25/18	112	114
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.897%, 5/15/43(2)	275	284
07-C30, A5 5.342%, 12/15/43	600	630
07-C30, AM 5.383%, 12/15/43	950	998
07-C31, A4 5.509%, 4/15/47	1,265	1,323
07-C32, A3 5.903%, 6/15/49(2)	915	967
07-C33, A5 6.150%, 2/15/51(2)	79	86
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.523%, 6/25/33(2)	92	93
03-J, 5A1 2.492%, 10/25/33(2)	361	364
04-K, 1A2 2.737%, 7/25/34(2)	443	444
04-Z, 2A1 2.615%, 12/25/34(2)	342	343
05-14, 2A1 5.500%, 12/25/35	127	129

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
WinWater Mortgage Loan Trust
14-1, A1 144A 3.999%, 6/20/44(2)(3)	$727	$746
14-3, A4 144A 3.500%, 11/20/44(2)(3)	703	706

		60,008
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $69,466)		69,560
ASSET-BACKED SECURITIES—23.2%
Access Point Financial, Inc. 15-A, A 2.610%, 4/15/20	248	248
American Homes 4 Rent
14-SFR1, A 144A 1.250%, 6/17/31(2)(3)	255	255
15-SFR1, A 144A 3.467%, 4/17/52(3)	199	198
AmeriCredit Automobile Receivables Trust
12-1, C 2.670%, 1/8/18	131	132
12-3, C 2.420%, 5/8/18	369	372
12-4, D 2.680%, 10/9/18	160	163
13-2, D 2.420%, 5/8/19	800	805
14-1, D 2.540%, 6/8/20	650	647
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	64	66
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	39	40
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	179	193
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	390	401
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	544
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	1,000	996

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	$900	$924
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(3)	219	218
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	364	383
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	345	351
BXG Receivables Note Trust
12-A, A 144A 2.660%, 12/2/27(3)	83	82
15-A, A 144A 2.880%, 5/2/30(3)	555	554
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	200	201
13-1, B 144A 2.240%, 1/15/19(3)	340	346
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	1,000	1,003
13-4, C 2.670%, 2/20/19	505	510
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	570	574
14-1A, A 144A 1.460%, 12/17/18(3)	1,041	1,039
13-2A, B 144A 3.150%, 8/15/19(3)	300	305
14-2A, B 144A 2.640%, 11/16/20(3)	415	415
CarMax Auto Owner Trust
14-2, C 2.080%, 1/15/20	400	401
14-4, B 2.200%, 9/15/20	700	703
15-2, C 2.390%, 3/15/21	590	590
CarNow Auto Receivables Trust
13-1A, B 144A 1.970%, 11/15/17(3)	36	36
14-1A, D 144A 4.160%, 11/15/18(3)	350	349

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	$400	$402
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18	229	230
Centex Home Equity Loan Trust 02-A, AF6 5.540%, 1/25/32	243	244
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	680	678
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	387	392
CLI Funding LLC 14-2A, A 144A 3.380%, 10/18/29(3)	467	469
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	219	229
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	275	284
Drive Auto Receivables Trust 14-AA, C 144A 3.060%, 5/17/21(3)	610	612
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)	161	161
14-1A, C 144A 2.640%, 10/15/19(3)	750	755
14-2A, C 144A 2.460%, 1/15/20(3)	330	331
14-3A, C 144A 3.040%, 9/15/20(3)	600	605
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	200	201
14-1A, B 144A 2.420%, 1/15/19(3)	645	649
13-1A, C 144A 3.520%, 2/15/19(3)	500	508
14-2A, C 144A 3.260%, 12/16/19(3)	335	333
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	356	357

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19	$385	$386
Ford Credit Auto Owner Trust 12-B, A4 1.000%, 9/15/17	1,500	1,502
Global Science Finance S.A.R.L. 13-1A, A 144A 2.980%, 4/17/28(3)	235	234
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	545	547
GreatAmerica Leasing Receivables Funding, LLC 13-1, A4 144A 1.160%, 5/15/18(3)	415	416
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	309	326
05-12, AF3W 4.999%, 9/25/35(2)	81	83
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(3)	120	123
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	1,134	1,140
14-AA, A 144A 1.770%, 11/25/26(3)	259	257
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	400	403
15-A, D 2.730%, 6/15/21	550	556
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	140	141
Leaf Receivables Funding 10 LLC 15-1, D 144A 3.740%, 5/17/21(3)	585	578
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	466	471
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	583	604
OneMain Financial Issuance Trust 14-1A, A 144A 2.430%, 6/18/24(3)	800	804

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	$81	$85
Residential Funding Mortgage Securities II Home Loan Trust
03-HS2, AIIB 0.437%, 6/25/28(2)	259	244
07-HI1, A3 5.720%, 3/25/37	262	265
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	417	422
12-2, D 3.870%, 2/15/18	400	409
12-6, C 1.940%, 3/15/18	355	357
12-3, C 3.010%, 4/16/18	304	307
12-5, C 2.700%, 8/15/18	150	152
12-6, D 2.520%, 9/17/18	450	452
13-1, D 2.270%, 1/15/19	550	548
13-3, C 1.810%, 4/15/19	700	703
13-5, D 2.730%, 10/15/19	540	544
Sierra Timeshare Receivables Funding LLC
10-3A, B 144A 4.440%, 11/20/25(3)	62	63
11-1A, B 144A 4.230%, 4/20/26(3)	148	149
12-3A, A 144A 1.870%, 8/20/29(3)	438	439
13-1A, A 144A 1.590%, 11/20/29(3)	104	103
14-1A, A 144A 2.070%, 3/20/30(3)	234	236
14-2A, A 144A 2.050%, 6/20/31(3)	162	163
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	48	48
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	536	535
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	1,450	1,472
13-C, A2A 144A 2.940%, 10/15/31(3)	325	335

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
SNAAC Auto Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	$400	$401
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	808	824
14-B, 2A 144A 2.550%, 8/27/29(3)	371	372
15-A, A2 144A 2.420%, 3/25/30(3)	458	458
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	221	218
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	90	92
12-AA, A 144A 2.000%, 9/20/29(3)	88	87
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	452	450
14-3A, A 144A 3.270%, 11/21/39(3)	471	474
TCF Auto Receivables Owner Trust 14-1A, B 144A 2.330%, 5/15/20(3)	475	478
Textainer Marine Containers Ltd. 14-1A, A 144A 3.270%, 10/20/39(3)	420	420
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	150	150
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	349	363
Vericrest Opportunity Loan Trust
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	269	269
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	449	448
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	150	150
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	420	419

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	$450	$451
14-1A, C 144A 1.940%, 11/15/21(3)	205	205
Welk Resorts LLC
13-A, A 144A 3.100%, 3/15/29(3)	195	196
15-AA, A 2.790%, 6/16/31(3)	400	400
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	49	49
Westlake Automobile Receivables Trust 14-1A, C 144A 1.700%, 11/15/19(3)	335	334
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $45,620)		45,794
CORPORATE BONDS—26.7%
Consumer Discretionary—2.0%
Alibaba Group Holding Ltd. 144A 2.500%, 11/28/19(3)	600	593
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	190	190
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	105	96
144A 5.125%, 12/15/21(3)	250	228
DISH DBS Corp. 4.250%, 4/1/18	165	168
International Game Technology plc 144A 5.625%, 2/15/20(3)	200	196
Marriott International, Inc. 3.125%, 10/15/21	290	289
Nielsen Finance LLC (Nielsen Finance Co.) 144A 5.000%, 4/15/22(3)	380	375
QVC, Inc. 3.125%, 4/1/19	330	327
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	285	296

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Time Warner Cable, Inc. 6.750%, 7/1/18	$215	$240
Toll Brothers Finance Corp.
4.000%, 12/31/18	465	479
6.750%, 11/1/19	205	229
Tri Pointe Holdings Inc 4.375%, 6/15/19	295	291
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	40

		4,037

Consumer Staples—0.1%
HJ Heinz Co.
144A 2.800%, 7/2/20(3)	85	85
144A 3.500%, 7/15/22(3)	90	90

		175

Energy—1.3%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	215	209
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	200	207
Kinder Morgan, Inc. 3.050%, 12/1/19	85	85
Laredo Petroleum, Inc. 6.250%, 3/15/23	80	82
Newfield Exploration Co.
5.750%, 1/30/22	55	56
5.625%, 7/1/24	265	268
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	365	366
Petroleos Mexicanos 3.125%, 1/23/19	230	232
Regency Energy Partners LP (Regency Energy Finance Corp.) 5.750%, 9/1/20	345	375
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	340	353
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	250	248

		2,481

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—13.9%
Aercap Ireland Capital Ltd Aercap Global Aviation Trust 4.250%, 7/1/20	$165	$165
Ally Financial, Inc.
3.250%, 2/13/18	100	99
4.125%, 3/30/20	140	140
American International Group, Inc.
2.375%, 8/24/15	90	90
3.375%, 8/15/20	225	233
American Tower Trust I 144A 1.551%, 3/15/18(3)	100	99
Ares Capital Corp. 3.875%, 1/15/20	230	234
Associated Banc Corp. 5.125%, 3/28/16	90	93
Associates Corp. North America 6.950%, 11/1/18	320	368
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)	230	234
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(3)	250	255
Banco Bradesco SA 144A 4.500%, 1/12/17(3)	200	208
Banco Santander Chile 144A 3.750%, 9/22/15(3)	225	226
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	250	253
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16	210	218
5.490%, 3/15/19	66	72
2.650%, 4/1/19	350	354
Bank of Baroda 144A 4.875%, 7/23/19(3)	300	319
Bank of India 144A 3.250%, 4/18/18(3)	300	306
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19	230	231
Barclays Bank plc 144A 6.050%, 12/4/17(3)	100	109
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	230	233

	PAR VALUE	VALUE
Financials (continued)
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	$200	$233
Capital One Financial Corp. 6.150%, 9/1/16	625	660
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	250	255
Chubb Corp. (The) 6.375%, 3/29/67(2)	175	184
Citigroup, Inc. 0.551%, 6/9/16(2)	100	100
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19	430	433
Corpbanca SA 144A 3.875%, 9/22/19(3)	300	304
Corporate Office Properties LP 3.700%, 6/15/21	220	218
Daimler Finance North America LLC 2.450%, 5/18/20(3)	500	496
Developers Diversified Realty Corp. 7.875%, 9/1/20	570	697
Digital Realty Trust LP 3.950%, 7/1/22	195	194
DNB Bank ASA 144A 3.200%, 4/3/17(3)	550	567
DuPont Fabros Technology LP 5.875%, 9/15/21	235	239
Fifth Third Bancorp 4.500%, 6/1/18	150	159
First Tennessee Bank N.A. 2.950%, 12/1/19	250	250
Ford Motor Credit Co. LLC 5.750%, 2/1/21	400	449
FS Investment Corp.
4.250%, 1/15/20	300	303
4.750%, 5/15/22	265	259
General Motors Financial Co., Inc.
4.750%, 8/15/17	465	491
2.400%, 4/10/18	125	125
Genworth Holdings, Inc. 7.625%, 9/24/21	600	633

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	$460	$468
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	735	778
7.500%, 2/15/19	50	59
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	525	542
HCP, Inc. 3.750%, 2/1/19	275	286
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	135	134
HSBC USA, Inc.
1.700%, 3/5/18	310	309
2.625%, 9/24/18	290	296
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	292
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	280	297
Hyundai Capital Services, Inc.
144A 1.450%, 2/6/17(3)	170	169
144A 2.125%, 10/2/17(3)	60	61
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	15	15
4.875%, 3/15/19	20	20
5.875%, 2/1/22	200	203
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	500	530
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	254
Intesa San Paolo S.p.A 3.125%, 1/15/16	200	202
iStar Financial, Inc.
4.000%, 11/1/17	125	123
5.000%, 7/1/19	250	247
Jefferies Group, Inc. 5.125%, 4/13/18	150	159
JPMorgan Chase & Co.
6.125%, 6/27/17	200	216
2.250%, 1/23/20	540	531

	PAR VALUE	VALUE
Financials (continued)
Series Z, 5.300%(2)(6)	$50	$50
KeyCorp 5.100%, 3/24/21	185	205
Korea Development Bank 3.875%, 5/4/17	250	260
Lazard Group LLC 4.250%, 11/14/20	350	368
Lincoln National Corp.
8.750%, 7/1/19	225	276
6.050%, 4/20/67(2)(5)	75	68
Macquarie Bank Ltd. 144A 2.000%, 8/15/16(3)	230	232
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	76
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	200
Morgan Stanley 5.550%, 4/27/17	710	761
MPT Operating Partnership LP (MPT Finance Corp.) 6.375%, 2/15/22	45	48
MUFG Union Bank NA 2.625%, 9/26/18	300	305
Navient LLC 4.875%, 6/17/19	380	376
New York Life Global Funding 144A 1.950%, 2/11/20(3)	70	69
PNC Funding Corp. 5.625%, 2/1/17	10	11
Progressive Corp. (The) 6.700%, 6/15/37(2)	60	63
Prudential Financial, Inc.
4.750%, 9/17/15	100	101
8.875%, 6/15/38(2)(5)	100	117
Santander Holdings USA, Inc.
3.000%, 9/24/15	20	20
2.650%, 4/17/20	575	565
SBA Tower Trust 144A 2.933%, 12/15/17(3)	155	157
Select Income REIT 4.150%, 2/1/22	460	455
Senior Housing Properties Trust 3.250%, 5/1/19	125	125

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	$225	$225
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	225	228
State Street Corp. 4.956%, 3/15/18(5)	525	564
SunTrust Banks, Inc. 2.750%, 5/1/23	475	456
Swedbank AB 144A 1.750%, 3/12/18(3)	200	200
Telecom Italia Capital SA 7.175%, 6/18/19	50	56
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	430	433
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	370	366
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	505	533
2.700%, 4/1/20	152	152
Voya Financial, Inc.
2.900%, 2/15/18	350	359
5.500%, 7/15/22	120	135
Wells Fargo & Co. 5.125%, 9/15/16	100	105
Willis
Group Holdings plc 4.125%, 3/15/16	125	128
North America, Inc. 6.200%, 3/28/17	40	43
XLIT Ltd.
2.300%, 12/15/18	135	136
Series E, 6.500%, 12/29/49(2)	330	282
Zions Bancorp 4.500%, 3/27/17	75	78

		27,366

Health Care—1.4%
AbbVie, Inc.
2.500%, 5/14/20	20	20
3.200%, 11/6/22	45	45
Actavis Funding SCS
3.000%, 3/12/20	85	85
3.450%, 3/15/22	90	89

	PAR VALUE	VALUE
Health Care (continued)
Community Health Systems, Inc. 5.125%, 8/1/21	$65	$66
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	205	217
HCA, Inc.
3.750%, 3/15/19	200	202
6.500%, 2/15/20	325	363
Hologic, Inc. 144A 5.250%, 7/15/22(3)	30	31
Mallinckrodt International Finance SA (Mallinckrodt CB LLC) 144A 4.875%, 4/15/20(3)	15	15
Owens & Minor, Inc. 3.875%, 9/15/21	65	67
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	65	65
Tenet Healthcare Corp.
144A 3.786%, 6/15/20(2)(3)	140	141
6.000%, 10/1/20	80	86
8.125%, 4/1/22	290	318
Valeant Pharmaceuticals International, Inc.
144A 5.375%, 3/15/20(3)	235	243
144A 5.875%, 5/15/23(3)	45	46
Zimmer Holdings, Inc.
2.700%, 4/1/20	305	303
3.150%, 4/1/22	305	300
Zoetis, Inc. 1.875%, 2/1/18	25	25

		2,727

Industrials—4.9%
ADT Corp. (The) 6.250%, 10/15/21	435	459
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	81	88
01-1, G 7.100%, 4/2/21	723	784
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	41	41
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	650	635

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials (continued)
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	$160	$175
09-2, A 7.250%, 11/10/19	794	919
12-1, B 6.250%, 4/11/20	478	505
01-1, A1 6.703%, 6/15/21	883	938
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	694	743
Masco Corp. 5.950%, 3/15/22	420	472
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	265	277
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	205	199
Textron, Inc. 4.625%, 9/21/16	635	660
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	115	125
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	1,346	1,464
07-01, A 6.636%, 7/2/22	317	340
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	864	901

		9,725

Information Technology—0.3%
Dun & Bradstreet Corp. (The)
3.250%, 12/1/17	65	66
4.000%, 6/15/20	135	136
Juniper Networks, Inc. 3.300%, 6/15/20	110	111
NXP BV (NXP Funding LLC) 144A 4.125%, 6/15/20(3)	200	202
Oracle Corp. 2.500%, 5/15/22	190	184

		699

	PAR VALUE	VALUE
Materials—0.9%
Allegheny Technologies, Inc. 9.375%, 6/1/19	$175	$207
Anglo American Capital plc 144A 3.625%, 5/14/20(3)	395	395
CRH America, Inc. 8.125%, 7/15/18	100	117
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	200	217
Methanex Corp. 3.250%, 12/15/19	155	156
Packaging Corp. of America 3.900%, 6/15/22	185	187
Tronox Finance LLC 6.375%, 8/15/20	130	121
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	500	486

		1,886

Telecommunication Services—1.2%
AT&T, Inc. 3.000%, 6/30/22	195	188
CCO Holdings LLC 5.250%, 3/15/21	135	135
CenturyLink, Inc. Series V 5.625%, 4/1/20	181	185
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	465	504
Frontier Communications Corp. 6.250%, 9/15/21	400	366
Sprint Communications, Inc. 6.000%, 12/1/16	115	119
Sprint Corp. 7.250%, 9/15/21	235	232
T-Mobile USA, Inc. 6.542%, 4/28/20	95	100
Telefonica Emisiones SAU 3.192%, 4/27/18	195	200
Verizon Communications, Inc. 2.500%, 9/15/16	38	39
3.650%, 9/14/18	60	63
2.550%, 6/17/19	115	117
4.600%, 4/1/21	70	75

		2,323

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—0.7%
AmeriGas Partners LP 6.750%, 5/20/20	$45	$48
7.000%, 5/20/22	250	266
Exelon Corp. 2.850%, 6/15/20	45	45
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	280	299
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	205
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)	330	333
Talen Energy Supply LLC 144A 5.125%, 7/15/19(3)	155	153

		1,349
TOTAL CORPORATE BONDS
(Identified Cost $52,460)		52,768
LOAN AGREEMENTS(2)—6.7%
Consumer Discretionary—2.3%
Allison Transmission Tranche B-3, 3.500%, 8/23/19	179	180
Aristocrat Leisure Ltd. 4.750%, 10/20/21	274	275
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	173	173
Cequel Communications LLC 3.500%, 2/14/19	313	313
Charter Communications Operations LLC Tranche F, 3.000%, 1/3/21	122	120
Chrysler Group LLC Tranche B, 3.500%, 5/24/17	499	499
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	161	161
CSC Holdings, Inc. Tranche B, 2.687%, 4/17/20	460	456
Hanesbrands, Inc. Tranche B, 3.250%, 4/29/22	22	22

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Hilton Worldwide Finance LLC 3.500%, 10/26/20	$170	$170
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	335	334
Libbey Glass, Inc. 3.750%, 4/9/21	152	153
Life Time Fitness 4.250%, 6/10/22	232	231
MGM Resort International Tranche B 3.500%, 12/20/19	201	200
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	312	312
Pinnacle Entertainment, Inc. Tranche B-2, 3.750%, 8/13/20	39	39
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	82	82
Seminole Tribe of Florida, Inc. Tranche B, 3.000%, 4/29/20	174	174
Six Flags 0.000%, 6/29/22(7)	142	142
Staples, Inc. First Lien, 0.000%, 4/23/21(7)	248	248
TI Group Auto Systems LLC 0.000%, 6/24/22(7)	20	20
Tribune Media Co. 3.750%, 12/27/20	226	227

		4,531

Consumer Staples—1.0%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	203	205
ARAMARK Corp.
Tranche E, 3.250%, 9/6/19	668	668
Tranche F, 3.250%, 2/24/21	866	864
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-2, 4.250%, 7/23/21	59	59

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples (continued)
Heinz (H.J.) Co. Tranche B-2, 3.250%, 6/5/20	$43	$42
Prestige Brands, Inc. 0.000%, 9/3/21(7)	18	18
Spectrum Brands Holdings 0.000%, 6/23/22(7)	49	49

		1,905

Energy—0.4%
Fieldwood Energy LLC 3.875%, 10/1/18	86	82
MEG Energy Corp. 3.750%, 3/31/20	313	307
Paragon Offshore Finance Co. 3.750%, 7/16/21	138	101
Seadrill Operating LP 4.000%, 2/21/21	331	252

		742

Financials—0.4%
Delos Finance S.A.R.L. 3.500%, 3/6/21	208	208
RPI Finance Trust Tranche B-4, 3.500%, 11/9/20	546	547

		755

Health Care—0.6%
Alere, Inc. 0.000%, 6/18/22(7)	185	185
AmSurg Corp. 3.750%, 7/16/21	31	31
Community Health Systems, Inc. (CHS) Incremental 2018, Tranche F, 3.534%, 12/31/18	330	331
ConvaTec, Inc. 0.000%, 6/15/20(7)	8	8
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	100	100
Endo Luxembourg Finance
0.000%, 6/24/16(7)	84	84
0.000%, 6/24/22(7)	132	132

	PAR VALUE	VALUE
Health Care (continued)
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.000%, 5/25/18	$98	$99
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	73	73
Mallinckrodt International Finance S.A. Tranche B-1, 3.500%, 3/19/21	25	25
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	44	44
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 3.500%, 2/13/19	141	141

		1,253

Industrials—0.9%
Alliant Techsystems, Inc. Tranche B, 3.500%, 11/2/20	142	143
AWAS Finance Luxembourg SA 3.500%, 7/16/18	117	117
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	398	395
DigitalGlobe, Inc. 3.750%, 1/31/20	171	171
Nortek, Inc.
Incremental-1, 3.500%, 10/30/20	231	230
3.500%, 10/30/20	48	47
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	140	139
Tranche D, 3.750%, 6/4/21	66	66
3.750%, 5/14/22	80	79
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.750%, 9/15/21	187	187
Waste Industries USA, Inc. 4.250%, 2/27/20	189	189

		1,763

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—0.5%
Infor (U.S.), Inc. Tranche B-5, 3.750%, 6/3/20	$169	$167
Kronos, Inc. First Lien, 4.500%, 10/30/19	297	298
SS&C Technologies, Inc.
0.000%, 6/29/20(7)	19	19
0.000%, 6/29/20(7)	29	29
0.000%, 6/29/22(7)	124	124
0.000%, 6/29/22(7)	28	28
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche E, 4.000%, 3/8/20	450	450

		1,115

Materials—0.1%
AZ Chem US, Inc. First Lien, 5.125%, 6/11/21	41	41
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	76	67
INEOS U.S. Finance LLC 4.250%, 3/31/22	25	25

		133

Telecommunication Services—0.1%
Level 3 Financing, Inc. Tranche B, 2020 4.000%, 1/15/20	127	127
Tranche B-II, 3.500%, 5/31/22	93	92

		219

Utilities—0.4%
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	230	233
Tranche C, First Lien 5.000%, 12/17/21	10	10
NRG Energy, Inc. 2.750%, 7/1/18	594	590

		833
TOTAL LOAN AGREEMENTS
(Identified Cost $13,343)		13,249

	SHARES		VALUE
PREFERRED STOCKS—0.3%
Financials—0.3%
Bank of New York Mellon Corp. (The) Series E, 4.950%	150	(8)	$149
JPMorgan Chase & Co. Series V, 5.000%(2)	80	(8)	78
Wells Fargo & Co. Series K, 7.980%(2)	325	(8)	352
TOTAL PREFERRED STOCKS (Identified Cost $582)			579
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $194,121)			194,605	(10)
SHORT-TERM INVESTMENTS—0.1%
Money Market Mutual Fund—0.1%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	176,369		176
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $176)			176
TOTAL INVESTMENTS—98.7% (Identified Cost $194,297)			194,781	(1)
Other assets and liabilities, net—1.3%			2,477

NET ASSETS—100.0%			$197,258

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Security abbreviation definitions are located in the Key Investment Terms on pages 4 and 5

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Foreign currency:

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $59,477 or 30.2% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date
(7)	This loan will settle after June 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Amount is less than $500.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery settlements.

Country Weightings†
United States	91%
Australia	1
Canada	1
Cayman Islands	1
Chile	1
India	1
United Kingdom	1
Other	3
Total	100%

†	% of total investments as of June 30, 2015

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$45,794	$—	$45,794
Corporate Bonds And Notes	52,768	—	52,768
Foreign Government Securities	241	—	241
Loan Agreements	13,249	—	13,249
Mortgage-Backed Securities	69,560	—	69,560
Municipal Bonds	703	—	703
U.S. Government Securities	11,711	—	11,711
Equity Securities:
Preferred Stocks	579	—	579
Short-Term Investments	176	176	—

Total Investments	$194,781	$176	$194,605

There were no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—98.6%
Alabama—2.9%
City of Pell Special Care Facilities Financing Authority,
4.000%, 12/1/25	$500	$516
5.000%, 12/1/25	1,000	1,116
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	4,000	4,053

		5,685

Arizona—2.7%
City of Mesa, Recreational Facilities Improvements 5.000%, 7/1/27	500	538
Northern Arizona University, University Improvements
5.000%, 8/1/24	1,115	1,295
5.000%, 8/1/25	2,290	2,648
State Health Facilities Authority, Scottsdale Lincoln Hospital Projects 5.000%, 12/1/24	565	662

		5,143

California—4.1%
California Municipal Finance Authority, Bowles Hall Foundation
Series A 4.500%, 6/1/23	225	245
Series A 4.000%, 6/1/21	100	106
Series A 4.500%, 6/1/24	150	163
California Municipal Finance Authority, Community Medical centers Series A 5.000%, 2/1/27(5)	400	449
Metropolitan Water District of Southern California Series G4 3.000%, 10/1/19(2)	2,000	2,131

	PAR VALUE	VALUE
California (continued)
Sacramento Municipal Utility District, Cosumnes Project, (NATL-RE Insured) (Pre-refunded 7/1/16 @ $100) 5.125%, 7/1/29	$2,000	$2,094
State of California, Public Improvement Projects
Unrefunded Balance (2007) 5.000%, 10/1/23	150	150
Various Purpose Refinance 5.000%,2/1/24	1,500	1,787
State Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/27	500	573
Temecula Valley Unified School District Financing Authority 5.000%, 9/1/25	175	206

		7,904

Colorado—5.5%
E-470 Public Highway Authority
Series A 5.000%, 9/1/20	340	385
Series B (NATL-RE Insured) 0.000%, 9/1/29	665	324
Public Authority For Colorado Energy, Natural Gas Utility Improvements
6.125%, 11/15/23	2,135	2,583
6.250%, 11/15/28	2,250	2,793
State Health Facilities Authority, Catholic Health Initiatives, Series D 6.250%, 10/1/33	650	735
University of Colorado
5.000%, 6/1/24	1,000	1,165
Series A 5.000%, 6/1/19	625	714
Series A (Pre-refunded 6/1/19 @$100) 5.625%, 6/1/22	1,650	1,925

		10,624

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Connecticut—1.5%
City of Hartford, Series B 5.000%, 4/1/27	$1,000	$1,121
State Health & Educational Facility Authority, Hartford Health Care, Series E 5.000%, 7/1/25	1,500	1,722

		2,843

District of Columbia—2.4%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail, Second Lien, Series C (AGC Insured) 0.000%, 10/1/41	4,000	4,640

Florida—4.3%
Brevard County Health Facilities Authority, Health First, Inc.
Projects (Pre-refunded 4/1/19 @$100) 7.000%, 4/1/39	1,050	1,269
Refinance 5.000%, 4/1/21	115	132
City of Miami Beach, Stormwater Revenue, Series A 5.250%, 9/1/23	1,265	1,491
Lee County Transportation Facilities, (AGM Insured) 5.000%, 10/1/19	400	459
Miami-Dade County,
Aviation Revenue, Series B 5.000%, 10/1/24	2,425	2,814
Educational Facilities Authority, University of Miami, Series A 5.250%, 4/1/18	1,000	1,033
Expressway Authority, Highway Improvements, Series A 5.000%, 7/1/20	1,000	1,156

		8,354

	PAR VALUE	VALUE
Georgia—3.0%
Athens-Clarke Counties Unified Government, Water and Sewer Authority (Pre-refunded 1/1/19 @ $100) 5.625%, 1/1/28	$1,500	$1,728
City of Atlanta, Water & Wastewater Revenue 5.000%, 11/1/31	650	747
DeKalb County, Water & Sewer Revenue, Series A 5.250%, 10/1/26	2,750	3,226

		5,701

Idaho—0.8%
State Housing & Finance Association, Federal Highway Improvements, Series A 4.500%, 7/15/29	1,500	1,588

Illinois—9.3%
Chicago Park District, Series A (NATL Insured) 5.000%, 1/1/31	1,775	1,789
City of Chicago, O’Hare International Airport, Customer Facilities Charge, Senior Lien 5.000%, 1/1/21	1,250	1,411
O’Hare International Airport, Passenger Facilities Charge, Series A 5.000%, 1/1/20	750	847
Sales Tax Revenue 5.000%, 1/1/21	750	827
Wastewater Transmission, 5.000%, 1/1/22	1,000	1,096
Waterworks Water Utility Improvements, 5.000%, 11/1/22	500	554
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	481

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Illinois (continued)
Metropolitan Pier & Exposition Authority, McCormick Place, Series B (AGM Insured) 0.000%, 6/15/26	$1,000	$658
State Finance Authority, KishHealth System 4.750%, 10/1/18	700	776
Rush University Medical Center, Series A 5.000%, 11/15/21	250	290
Rush University Medical Center, Series A (pre-refunded 11/1/18 @ 100) 7.250%, 11/1/38	1,050	1,255
State of Illinois, 5.000%, 2/1/26	1,490	1,575
Series A 5.000%, 4/1/22	815	879
State Toll Highway Authority, Highway Improvements, Series A-1 (AGM Insured) (Pre-refunded 7/1/16 @$100) 5.000%, 1/1/21	3,050	3,188
University of Illinois, Auxiliary Facilities System, Series A 5.500%, 4/1/31	1,540	1,756
Series A 5.125%, 4/1/36	500	547

		17,929

Indiana—4.1%
City of Indianapolis Local Public Improvements Bond Bank, Series K, 5.000%, 6/1/19	2,500	2,846
Indiana University, Series A, (pre-refunded 6/1/19 @ 100) 5.250%, 6/1/23	1,320	1,524
State Finance Authority Health, Indiana University Health Center, Series A 5.000%, 12/1/22	800	941

	PAR VALUE	VALUE
Indiana (continued)
Wayne Township School District, Marion County School Building Corp., (NATL, FGIC) (Pre-refunded 7/15/15 @$100) 5.000%, 7/15/24	$2,535	$2,538

		7,849

Iowa—1.3%
State of Iowa, Prison Infrastructure Funding, 5.000%, 6/15/27	2,250	2,575

Louisiana—1.2%
City of New Orleans Sewerage Service Revenue 5.000%, 6/1/19	500	563
5.000%, 6/1/20	550	628
State of Louisiana, Local Government Environmental Facilities & Community Development Authority, Series C 5.000%, 12/1/21	1,000	1,173

		2,364

Maine—1.9%
City of Portland, General Airport Revenue, 5.000%, 7/1/26	1,000	1,097
General Airport Revenue, 5.000%, 7/1/29	580	623
General Airport Revenue, 5.000%, 7/1/30	770	822
State Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, Series G 5.000%, 7/1/24	1,000	1,147

		3,689

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Maryland—5.5%
City of Baltimore, Convention Center, Sr.
Series A, (XLCA Insured) 5.250%, 9/1/23	$1,500	$1,551
Series A, (XLCA Insured) 5.250%, 9/1/22	400	415
State Economic Development Corp. 2.550%, 6/1/20(2)	500	498
State Health & Higher Educational Facilities Authority,
Anne Arundel County Health System, 5.000%, 7/1/32	250	274
Anne Arundel County Health System, Series A (Pre-refunded 7/1/19 @$100) 6.750%, 7/1/29	2,015	2,446
Medstar Health, Inc. 5.000%, 8/15/26	800	929
State of Maryland, Series B 4.500%, 8/1/21	3,945	4,579

		10,692

Massachusetts—3.0%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	1,000	1,195
Commonwealth Development Finance Agency, Partners HealthCare, Series L 5.000%, 7/1/25	1,525	1,750
Commonwealth of Massachusetts Water Pollution Abatement Trust, 5.000%, 8/1/19	1,000	1,150
Commonwealth School Building Authority, Series B 5.000%, 8/15/20	1,500	1,755

		5,850

	PAR VALUE	VALUE
Michigan—1.4%
Michigan Finance Authority, Beaumont Health Credit Group 5.000%, 8/1/27	$1,250	$1,400
Royal Oak Hospital Finance Authority, William Beaumont Hospital 5.000%, 9/1/19	200	227
State of Michigan, Highway Improvements, (AGM Insured) 5.250%, 9/15/19	1,015	1,109

		2,736

Missouri—4.2%
Metropolitan St. Louis Sewer District, Series A 5.750%, 5/1/38	2,000	2,169
State Highway & Transportation Commission, First Lien, Series A 5.000%, 5/1/20	5,000	5,844

		8,013

Nebraska—0.6%
University of Nebraska – Lincoln, Series A 5.000%, 7/1/22	1,000	1,127

Nevada—0.6%
Las Vegas Valley Water District, Series B 5.000%, 6/1/25	1,000	1,154

New Jersey—3.4%
Camden County Improvement Authority Healthcare Project, Cooper Health System, 5.000%, 2/15/22	950	1,090
State Economic Development Authority (AGM Insured) 5.000%, 6/15/22	3,000	3,434
State Housing & Mortgage Finance Agency, Series B 4.375%, 4/1/28	1,915	2,005

		6,529

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
New York—10.2%
State Dormitory Authority, 5.000%, 12/1/23(4)	$300	$332
Buffalo & Erie County Industrial Land Development Corp. 5.000%, 7/1/23	550	632
City of New York
Series E-1 6.250%, 10/15/28	350	404
Series E-1 (Pre-refunded 10/15/18 @ $100) 6.250%, 10/15/28	650	759
City of New York, Industrial Development Agency, Queens Baseball Stadium Project, (AGC Insured) 6.125%, 1/1/29	500	564
(AMBAC Insured) 5.000%, 1/1/20	900	946
(AMBAC Insured) 5.000%, 1/1/31	470	485
City of New York, Municipal Water Finance Authority, Water & Sewer System, Series A-09,
Series A 5.750%, 6/15/40	4,590	5,142
Series A (Pre-refunded 6/15/18 @ $100) 5.500%, 6/15/21	500	566
Series A (Pre-refunded 6/15/18 @ $100) 5.500%, 6/15/22	1,000	1,132
Series A (Pre-refunded 6/15/18 @ $100) 5.625%, 6/15/24	1,050	1,192
Metropolitan Transportation Authority, Series C-08 6.250%, 11/15/23	3,140	3,651
State Municipal Bond Bank Agency, 5.000%, 12/1/20	1,995	2,334

	PAR VALUE	VALUE
New York (continued)
Triborough Bridge & Tunnel Authority, Sub-Series A 5.000%, 11/15/23	$750	$890
Utility Debt Securitization Authority, Series TE 5.000%, 6/15/26	500	594

		19,623

North Dakota—0.7%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27	1,330	1,373

Ohio—2.4%
New Albany Community Authority, Series C 5.000%, 10/1/24	1,250	1,432
State of Ohio, Juvenile Correction Facilities Improvements
5.000%, 10/1/20	465	541
5.000%, 10/1/21	1,080	1,268
5.000%, 10/1/22	1,135	1,342

		4,583

Oklahoma—0.7%
State Turnpike Authority, Second Sr. Series B 5.000%, 1/1/29	1,250	1,392

Oregon—0.1%
State Facilities Authority, Series A 5.000%, 4/1/30	240	267

Pennsylvania—3.4%
Pennsylvania Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	2,000	2,226
Sub-Series B2 0.000%, 12/1/34	1,750	1,884
Sub-Series E 0.000%, 12/1/38	2,000	2,161
Butler County Hospital Authority 5.000%, 7/1/30	250	275

		6,546

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
South Carolina—1.4%
Charleston County Schools Educational Excellence Finance Corp. 5.000%, 12/1/27	$1,000	$1,160
Dorchester County Waterworks & Sewer System, 5.000%, 10/1/28	1,020	1,170
SCAGO Educational Facilities Corp.for Pickens School District 5.000%, 12/1/24	250	295

		2,625

Tennessee—1.2%
Chattanooga-Hamilton County Hospital Authority, 5.000%, 10/1/26	1,000	1,129
State Housing Development Agency
Series 1-C 2.050%, 7/1/20	705	713
Series 1-C 2.300%, 1/1/21	420	422

		2,264

Texas—12.0%
Dallas Independent School District, School Building, (PSF Guaranteed) (pre-refunded 2/15/18 @ 100) 5.250%, 2/15/30	1,850	2,059
Forney Independent School District,
School Building, Series A (PSF Guaranteed) (Pre-refunded 8/15/18 @ $100) 5.750%, 8/15/33	750	857
School Building, Series A (PSF Guaranteed) (Pre-refunded 8/15/18 @ $100) 6.000%, 8/15/37	2,000	2,307

	PAR VALUE	VALUE
Texas (continued)
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B (Pre-refunded 12/1/18 @ $100) 7.250%, 12/1/35	$2,450	$2,948
La Joya Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	1,000	1,154
Southmost Regional Water Authority,
Desalination Plant Project, (AGM Insured) 5.000%, 9/1/25	1,015	1,164
Desalination Plant Project, (AGM Insured) 5.000%, 9/1/23	1,085	1,256
State Municipal Gas Acquisition & Supply
Corp. I, Sr. Lien Series D 6.250%, 12/15/26	1,580	1,880
Corp. II, Series C 0.879%, 9/15/15(2)	3,000	2,758
State Transportation Commission, Highway Improvements, 5.000%, 4/1/22	3,250	3,861
Upper Trinity Regional Water District Authority, (BAM Insured) 5.000%, 8/1/24	1,340	1,566
Ysleta Independent School District, Series A (PSF Guaranteed) 4.000%, 8/15/25	1,140	1,254

		23,064

Utah—0.2%
State Transit Authority Series A 5.000%, 6/15/25	250	300

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Vermont—0.1%
City of Burlington Airport Authority Airport Revenue, Series A (AGM Insured) 5.000%, 7/1/24	$200	$229

Virginia—1.1%
Riverside Regional Jail Authority 5.000%, 7/1/26	1,250	1,499
Virginia College Building Authority,
Marymount University Projects, Series A 5.000%, 7/1/20	200	220
Marymount University Projects, Series A 5.000%, 7/1/21	400	440

		2,159

West Virginia—0.2%
Monongalia County Building Commission Authority, 5.000%, 7/1/23	400	457

Wisconsin—1.2%
State of Wisconsin Series A 5.000%, 5/1/21	1,910	2,255
TOTAL MUNICIPAL BONDS (Identified Cost $180,490)		190,126
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $180,490)		190,126	(6)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.9%
Money Market Mutual Fund—0.9%
BlackRock Liquidity Funds MuniCash Portfolio – Institutional Shares (seven-day effective yield 0.010%)	1,680,561	$1,681
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,681)		1,681
TOTAL INVESTMENTS—99.5% (Identified Cost $182,171)		191,807(1)
Other assets and liabilities, net—0.5%		974

NET ASSETS—100.0%		$192,781

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(3)	At June 30, 2015, 19% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $332 or 0.2% of net assets.
(5)	Delayed delivery security.
(6)	All or a portion of the Fund’s assets have been segregated for delayed delivery settlement.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$190,126	$—	$190,126
Equity Securities:
Short-Term Investments	1,681	1,681	—

Total Investments	$191,807	$1,681	$190,126

There were no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

Emerging Markets Opportunities Fund
Assets
Investment in securities at value(1)	$10,768,528
Foreign currency at value(2)	8,788
Receivables
Investment securities sold	7,731
Fund shares sold	34,218
Dividends and interest receivable	35,289
Tax reclaims	84
Prepaid expenses	258
Prepaid trustee retainer	82

Total assets	10,854,978

Liabilities
Payables
Fund shares repurchased	15,391
Investment securities purchased	58,740
Foreign capital gain taxes payable	1,030
Investment advisory fee	8,381
Distribution and service fees	387
Administration fee	1,065
Transfer agent fees and expenses	2,714
Trustees’ fee and expenses	15
Professional fees	64
Other accrued expenses	1,088

Total liabilities	88,875

Net Assets	$10,766,103

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$10,545,843
Accumulated undistributed net investment income (loss)	62,453
Accumulated undistributed net realized gain (loss)	(182,268)
Net unrealized appreciation (depreciation) on investments	340,075

Net Assets	$10,766,103

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.93
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	972,033,234
Net Assets	$9,656,439
Class A
Net asset value (net assets/shares outstanding) per share	$9.61
Maximum offering price per share is NAV/(1-5.75%)	$10.20
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	87,983,252
Net Assets	$845,701
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.37
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	27,675,153
Net Assets	$259,257
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$9.94
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	473,459
Net Assets	$4,706

(1) Investments in securities at cost	$10,426,859
(2) Foreign currency at cost	$9,138

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Low Duration Income Fund	Tax-Exempt Bond Fund
Assets
Investment in securities at value	$194,781	$191,807
Cash	430	—
Receivables
Investment securities sold	202	—
Fund shares sold	2,529	116
Dividends and interest receivable	1,628	2,206
Prepaid expenses	48	30
Prepaid trustee retainer	2	2

Total assets	199,620	194,161

Liabilities
Payables
Fund shares repurchased	355	715
Investment securities purchased	1,835	448
Dividend distributions	37	58
Investment advisory fee	32	47
Distribution and service fees	45	40
Administration fee	20	20
Transfer agent fees and expenses	19	28
Professional fees	17	18
Other accrued expenses	2	6

Total liabilities	2,362	1,380

Net Assets	$197,258	$192,781

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$199,971	$183,135
Accumulated undistributed net investment income (loss)	(615)	46
Accumulated undistributed net realized gain (loss)	(2,583)	(36)
Net unrealized appreciation (depreciation) on investments	485	9,636

Net Assets	$197,258	$192,781

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.83	$11.31
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	8,545,228	7,880,723
Net Assets	$92,509	$89,103
Class A
Net asset value (net assets/shares outstanding) per share	$10.83	$11.31
Maximum offering price per share(2)	$11.14	$11.63
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	6,276,768	6,575,592
Net Assets	$67,978	$74,351
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.83	$11.31
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	3,394,761	2,593,029
Net Assets	$36,771	$29,327

(1) Investments in securities at cost	$194,297	$182,171
(2) For the Low Duration Income Fund maximum offering price per share is NAV/(1-2.25%), and for the Tax-Exempt Bond Fund maximum offering price per share is NAV/(1-2.75%)

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)

(Reported in thousands)

Emerging Markets Opportunities Fund
Investment Income
Dividends	$135,540
Interest	1
Security lending	20
Foreign taxes withheld	(7,417)

Total investment income	128,144

Expenses
Investment advisory fee	46,907
Distribution fees, Class I	1,382
Distribution and service fees, Class A	1,025
Distribution and service fees, Class C	1,252
Administration fee	5,882
Transfer agent fee and expenses	7,685
Custodian fees	1,687
Printing fees and expenses	300
Professional fees	89
Registration fees	104
Trustees fee and expenses	186
Miscellaneous expenses	186

Total expenses	66,685
Less expenses reimbursed by investment adviser and/or distributor	(1,382)

Net expenses	65,303

Net investment income (loss)	62,841

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(130,501)
Net realized gain (loss) on foreign currency transactions	(2,685)
Net change in unrealized appreciation (depreciation) on investments	32,844
Net change in unrealized appreciation (depreciation) on foreign currency translation	(277)
Net change in foreign taxes on unrealized capital gains	3,307

Net gain (loss) on investments	(97,312)

Net increase (decrease) in net assets resulting from operations	$(34,471)

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)

(Reported in thousands)

	Low Duration Income Fund	Tax-Exempt Bond Fund
Investment Income
Dividends	$1	$—
Interest	2,295	3,356

Total investment income	2,296	3,356

Expenses
Investment advisory fees	550	443
Distribution fees, Class I	15	15
Distribution and service fees, Class A	85	98
Distribution and service fees, Class C	204	153
Administration fees	120	118
Transfer agent fee and expenses	107	102
Custodian fees	4	1
Printing fees and expenses	5	7
Professional fees	17	18
Registration fees	33	27
Trustees fees and expenses	4	4
Miscellaneous expenses	6	6

Total expenses	1,150	992
Less expenses reimbursed by investment adviser and/or distributor	(361)	(150)

Net expenses	789	842

Net investment income (loss)	1,507	2,514

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(71)	(30)
Net change in unrealized appreciation (depreciation) on investments	972	(2,627)

Net gain (loss) on investments	901	(2,657)

Net increase (decrease) in net assets resulting from operations	$2,408	$(143)

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ Reported in thousands)

	Emerging Markets Opportunities Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$62,841	$65,058
Net realized gain (loss)	(133,186)	(22,763)
Net change in unrealized appreciation (depreciation)	35,874	289,719

Increase (decrease) in net assets resulting from operations	(34,471)	332,014

From Distributions to Shareholders
Net investment income, Class I	—	(63,020)
Net investment income, Class A	—	(5,770)
Net investment income, Class C	—	(194)
Net investment income, Class R6	—	(1)
Net realized long-term gains, Class I	—	(69,577)
Net realized long-term gains, Class A	—	(11,495)
Net realized long-term gains, Class C	—	(2,358)
Net realized long-term gains, Class R6	—	— (1)

Decrease in net assets from distributions to shareholders	—	(152,415)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	2,116,511	1,089,562
Change in net assets from share transactions, Class A	75,063	(376,374)
Change in net assets from share transactions, Class C	31,912	7,203
Change in net assets from share transactions, Class R6	4,767	101

Increase (decrease) in net assets from share transactions	2,228,253	720,492

Net increase (decrease) in net assets	2,193,782	900,091

Net Assets
Beginning of period	8,572,321	7,672,230

End of period	$10,766,103	$8,572,321

Accumulated undistributed net investment income (loss) at end of period	$62,453	$(388)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ Reported in thousands)

	Low Duration Income Fund		Tax-Exempt Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,507	$2,921	$2,514	$5,308
Net realized gain (loss)	(71)	(118)	(30)	1,214
Net change in unrealized appreciation (depreciation)	972	(685)	(2,627)	8,491

Increase (decrease) in net assets resulting from operations	2,408	2,118	(143)	15,013

From Distributions to Shareholders
Net investment income, Class I	(1,066)	(1,607)	(1,224)	(2,459)
Net investment income, Class A	(713)	(917)	(993)	(2,408)
Net investment income, Class C	(272)	(389)	(273)	(595)
Net realized long-term gains, Class I	—	—	—	(4)
Net realized long-term gains, Class A	—	—	—	(4)
Net realized long-term gains, Class C	—	—	—	(2)

Decrease in net assets from distributions to shareholders	(2,051)	(2,913)	(2,490)	(5,472)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	(425)	40,388	3,829	(392)
Change in net assets from share transactions, Class A	(7,599)	36,290	(4,517)	(13,624)
Change in net assets from share transactions, Class C	(14,628)	25,981	(1,230)	723

Increase (decrease) in net assets from share transactions	(22,652)	102,659	(1,918)	(13,293)

Net increase (decrease) in net assets	(22,295)	101,864	(4,551)	(3,752)

Net Assets
Beginning of period	219,553	117,689	197,332	201,084

End of period	$197,258	$219,553	$192,781	$197,332

Accumulated undistributed net investment income (loss) at end of period	$(615)	$(70)	$46	$22

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Emerging Markets Opportunities Fund
Class I
1/1/15 to 6/30/15(12)	$9.89	0.07	(0.03)	0.04	—	—	—	$9.93	0.40	%(11)	$9,656,439	1.28	%(10)	1.32	%(10)	1.33	%(10)	8	%(11)
1/1/14 to 12/31/14	9.55	0.09	0.45	0.54	(0.09)	(0.11)	(0.20)	9.89	5.54		7,572,633	1.30		1.35		0.85		28
1/1/13 to 12/31/13	10.31	0.11	(0.76)	(0.65)	(0.11)	— (3)	(0.11)	9.55	(6.32)		6,357,443	1.33		1.38		1.06		31
1/1/12 to 12/31/12	8.70	0.10	1.62	1.72	(0.08)	(0.03)	(0.11)	10.31	19.88		5,352,379	1.35		1.40		0.99		28
1/1/11 to 12/31/11	9.10	0.12	(0.38)	(0.26)	(0.07)	(0.07)	(0.14)	8.70	(2.92)		2,082,147	1.36		1.41		1.34		29
1/1/10 to 12/31/10	7.17	0.10	1.91	2.01	(0.08)	— (3)	(0.08)	9.10	28.15		801,366	1.41		1.46		1.25		33
Class A
1/1/15 to 6/30/15(12)	$9.58	0.05	(0.02)	0.03	—	—	—	$9.61	0.31	%(11)	$845,701	1.53	%(10)	1.53	%(10)	1.03	%(10)	8	%(11)
1/1/14 to 12/31/14	9.26	0.07	0.42	0.49	(0.06)	(0.11)	(0.17)	9.58	5.23		770,941	1.55		1.55		0.71		28
1/1/13 to 12/31/13	10.00	0.08	(0.74)	(0.66)	(0.08)	— (3)	(0.08)	9.26	(6.58)		1,097,753	1.58		1.58		0.79		31
1/1/12 to 12/31/12	8.44	0.07	1.57	1.64	(0.05)	(0.03)	(0.08)	10.00	19.62		1,208,195	1.60		1.60		0.78		28
1/1/11 to 12/31/11	8.83	0.09	(0.37)	(0.28)	(0.04)	(0.07)	(0.11)	8.44	(3.13)		474,368	1.61		1.61		1.09		29
1/1/10 to 12/31/10	6.96	0.07	1.86	1.93	(0.06)	— (3)	(0.06)	8.83	27.82		224,015	1.66		1.66		0.87		33

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Emerging Markets Opportunities Fund
Class C
1/1/15 to 6/30/15(12)	$9.37	0.01		(0.01)	—	—	—	—	$9.37	0	%(11)	$259,257	2.28	%(10)	2.28	%(10)	0.30	%(10)	8	%(11)
1/1/14 to 12/31/14	9.08	(0.01)		0.42	0.41	(0.01)	(0.11)	(0.12)	9.37	4.40		228,652	2.30		2.30		(0.13)		28
1/1/13 to 12/31/13	9.82	0.01		(0.72)	(0.71)	(0.03)	— (3)	(0.03)	9.08	(7.21)		217,034	2.33		2.33		0.07		31
1/1/12 to 12/31/12	8.31	—	(3)	1.56	1.56	(0.02)	(0.03)	(0.05)	9.82	18.66		203,974	2.35		2.35		0.01		28
1/1/11 to 12/31/11	8.72	0.03		(0.37)	(0.34)	— (3)	(0.07)	(0.07)	8.31	(3.77)		70,198	2.36		2.36		0.36		29
1/1/10 to 12/31/10	6.90	—	(3)	1.85	1.85	(0.03)	— (3)	(0.03)	8.72	26.88		36,971	2.41		2.41		0.03		33
Class R6
1/1/15 to 6/30/15(12)	$9.89	0.11		(0.06)	0.05	—	—	—	$9.94	0.51	%(11)	$4,706	1.19	%(10)	1.19	%(10)	2.19	%(10)	8	%(11)
11/12/14(7) to 12/31/14	10.42	(0.01)		(0.45)	(0.46)	(0.06)	(0.01)	(0.07)	9.89	(4.60	)(11)	95	1.24	(10)	1.24	(10)	(0.41	)(10)	28	(9)(11)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Low Duration Income Fund
Class I
1/1/15 to 6/30/15(12)	$10.81	0.10	0.05	0.15	(0.13)	—	(0.13)	$10.83	1.35	%(11)	$92,509	0.50	%(10)	0.88	%(10)	1.79	%(10)	25	%(11)
1/1/14 to 12/31/14	10.83	0.25	(0.02)	0.23	(0.25)	—	(0.25)	10.81	2.10		92,794	0.68	(6)	0.91		2.27		58
1/1/13 to 12/31/13	10.96	0.24	(0.13)	0.11	(0.24)	—	(0.24)	10.83	1.02		52,790	0.70		0.94		2.18		51
1/1/12 to 12/31/12	10.54	0.26	0.41	0.67	(0.25)	—	(0.25)	10.96	6.40		29,513	0.73	(4)	0.99		2.40		87	(5)
1/1/11 to 12/31/11	10.51	0.31	0.03	0.34	(0.31)	—	(0.31)	10.54	3.25		65,206	0.70		0.93		2.91		47
1/1/10 to 12/31/10	10.21	0.40	0.30	0.70	(0.40)	—	(0.40)	10.51	6.93		60,777	0.70		0.91		3.81		49
Class A
1/1/15 to 6/30/15(12)	$10.82	0.08	0.04	0.12	(0.11)	—	(0.11)	$10.83	1.13	%(11)	$67,978	0.75	%(10)	1.10	%(10)	1.54	%(10)	25	%(11)
1/1/14 to 12/31/14	10.83	0.22	(0.01)	0.21	(0.22)	—	(0.22)	10.82	1.94		75,456	0.92	(6)	1.11		2.02		58
1/1/13 to 12/31/13	10.96	0.21	(0.13)	0.08	(0.21)	—	(0.21)	10.83	0.76		39,436	0.95		1.14		1.93		51
1/1/12 to 12/31/12	10.54	0.23	0.41	0.64	(0.22)	—	(0.22)	10.96	6.14		28,266	0.96	(4)	1.20		2.12		87	(5)
1/1/11 to 12/31/11	10.51	0.28	0.03	0.31	(0.28)	—	(0.28)	10.54	2.99		15,145	0.95		1.13		2.62		47
1/1/10 to 12/31/10	10.20	0.37	0.31	0.68	(0.37)	—	(0.37)	10.51	6.77		10,273	0.95		1.12		3.52		49

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Low Duration Income Fund
Class C
1/1/15 to 6/30/15(12)	$10.82	0.04	0.04	0.08	(0.07)	—	(0.07)	$10.83	0.76	%(11)	$36,771	1.50	%(10)	1.84	%(10)	0.82	%(10)	25	%(11)
1/1/14 to 12/31/14	10.84	0.14	(0.02)	0.12	(0.14)	—	(0.14)	10.82	1.08		51,303	1.68	(6)	1.87		1.28		58
1/1/13 to 12/31/13	10.97	0.13	(0.13)	—	(0.13)	—	(0.13)	10.84	0.01		25,463	1.70		1.89		1.17		51
1/1/12 to 12/31/12	10.54	0.15	0.42	0.57	(0.14)	—	(0.14)	10.97	5.44		20,156	1.71	(4)	1.95		1.38		87	(5)
1/1/11 to 12/31/11	10.51	0.20	0.03	0.23	(0.20)	—	(0.20)	10.54	2.23		13,761	1.70		1.88		1.86		47
1/1/10 to 12/31/10	10.21	0.29	0.30	0.59	(0.29)	—	(0.29)	10.51	5.88		8,138	1.70		1.87		2.76		49

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class I
1/1/15 to 6/1/15(12)	$11.46	0.16	(0.15)	0.01	(0.16)	—		(0.16)	$11.31	0.05	%(11)	$89,103	0.60	%(10)	0.77	%(10)	2.81	%(10)	5	%(11)
1/1/14 to 12/31/14	10.91	0.34	0.56	0.90	(0.35)	—	(3)	(0.35)	11.46	8.30		86,459	0.60		0.79		2.98		22
1/1/13 to 12/31/13	11.62	0.33	(0.71)	(0.38)	(0.33)	—		(0.33)	10.91	(3.33)		82,936	0.60		0.77		2.88		29
1/1/12 to 12/31/12	11.10	0.33	0.52	0.85	(0.33)	—		(0.33)	11.62	7.72		162,094	0.62	(4)	0.79		2.84		35
1/1/11 to 12/31/11	10.38	0.41	0.74	1.15	(0.43)	—		(0.43)	11.10	11.36		94,228	0.57		0.77		3.78		59
1/1/10 to 12/31/10	10.55	0.43	(0.17)	0.26	(0.43)	—		(0.43)	10.38	2.39		47,202	0.60		0.82		3.99		36
Class A
1/1/15 to 6/1/15(12)	$11.46	0.15	(0.16)	(0.01)	(0.14)	—		(0.14)	$11.31	(0.07	)%(11)	$74,351	0.85	%(10)	0.99	%(10)	2.56	%(10)	5	%(11)
1/1/14 to 12/31/14	10.91	0.31	0.56	0.87	(0.32)	—	(3)	(0.32)	11.46	7.94		79,906	0.85		0.99		2.73		22
1/1/13 to 12/31/13	11.62	0.30	(0.71)	(0.41)	(0.30)	—		(0.30)	10.91	(3.48)		89,303	0.85		0.98		2.66		29
1/1/12 to 12/31/12	11.10	0.30	0.52	0.82	(0.30)	—		(0.30)	11.62	7.45		143,397	0.87	(4)	1.00		2.61		35
1/1/11 to 12/31/11	10.38	0.39	0.74	1.13	(0.41)	—		(0.41)	11.10	10.98		107,873	0.81		0.98		3.62		59
1/1/10 to 12/31/10	10.55	0.40	(0.17)	0.23	(0.40)	—		(0.40)	10.38	2.23		77,853	0.85		1.01		3.74		36

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Operating Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class C
1/1/15 to 6/30/15(12)	$11.46	0.10	(0.15)	(0.05)	(0.10)	—		(0.10)	$11.31	(0.44	)%(11)	$29,327	1.60	%(10)	1.74	%(10)	1.81	%(10)	5	%(11)
1/1/14 to 12/31/14	10.92	0.22	0.55	0.77	(0.23)	—	(3)	(0.23)	11.46	7.13		30,967	1.60		1.74		1.98		22
1/1/13 to 12/31/13	11.63	0.22	(0.72)	(0.50)	(0.21)	—		(0.21)	10.92	(4.29)		28,845	1.60		1.73		1.92		29
1/1/12 to 12/31/12	11.10	0.21	0.54	0.75	(0.22)	—		(0.22)	11.63	6.74		39,792	1.62	(4)	1.75		1.86		35
1/1/11 to 12/31/11	10.38	0.31	0.74	1.05	(0.33)	—		(0.33)	11.10	10.15		28,641	1.54		1.70		2.91		59
1/1/10 to 12/31/10	10.56	0.32	(0.18)	0.14	(0.32)	—		(0.32)	10.38	1.37		17,809	1.60		1.77		2.96		36

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in total return calculation.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Includes extraordinary expenses.
(5)	Portfolio turnover calculation excludes security transactions that were distributed as a result of a redemption-in-kind.
(6)	Due to a change in the expense ratio, the ratio shown is a blended expense ratio. See Note 3C in the Notes to Financial Statements.
(7)	Inception date.
(8)	The Funds will indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	Reported on Fund level not class level.
(10)	Annualized.
(11)	Not Annualized.
(12)	Unaudited.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (Unaudited)

Note 1. Organization

Virtus Insight Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. As of the date of this report three funds (each a “Fund”) of the Trust are offered for sale. Each Fund is diversified, and has a distinct investment objective as set forth below.

Investment Objective(s)
Emerging Markets Opportunities Fund	Capital appreciation.
Low Duration Income Fund	A high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Tax-Exempt Bond Fund	A high level of current income that is exempt from federal income tax.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class I shares, Class A shares, and Class C shares. The Emerging Markets Opportunities Fund also offers Class R6 shares.

Class A shares of the Emerging Markets Opportunities Fund are sold with a front-end sales charge of up to 5.75% with some exceptions. Class A shares of the Low Duration Income Fund are sold with a front-end sales charge of 2.25% with some exceptions, and the Class A shares of Tax-Exempt Bond Fund are sold with a front-end sales charge of 2.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a sales charge.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plan(s). Class I shares and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board,” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2012 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Low Duration Income and Tax Exempt Bond Funds, income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

G.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At June 30, 2015, all loan agreements held by the Funds are assignment loans.

J.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At June 30, 2015, none of the Funds had securities on loan.

Note 3. Investment Advisory Fee and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Tax-Exempt Bond Fund	0.45%

		First $1 Billion	$1+ Billion
Emerging Markets Opportunities Fund		1.00%	0.95%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion

Low Duration Income Fund	0.55%	0.50%	0.45%

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Fund(s) they serve are as follows:

Fund	Subadviser
Emerging Markets Opportunities Fund	Vontobel(1)
Low Duration Income Fund	NF(2)(3)
Tax-Exempt Bond Fund	NF(2)(3)

(1)	Vontobel Asset Management, Inc. (“Vontobel”)
(2)	Newfleet Asset Management, LLC (“NF”), an indirect wholly-owned subsidiary of Virtus.
(3)	An indirect wholly-owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has agreed to limit certain Funds’ operating expenses (excluding interest, taxes, extraordinary expenses, front-end or contingent deferred loads, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses and acquired fund fees and expenses), so that such expenses do not exceed the following percentages of average daily net assets as listed below:

	Class I(1)	Class A	Class C	Type of Waiver

Low Duration Income Fund(1)	0.50%	0.75%	1.50%	Contractual
Tax-Exempt Bond Fund	0.60	0.85	1.60	Voluntary

(1)	Effective December 1, 2014, the adviser contractually agreed to limit the Fund’s total operating expenses through April 30, 2016. Prior to December 1, 2014, the adviser had voluntarily agreed to limit the Fund’s expenses, Class I 0.75%, Class A 0.95%, and 1.70% for Class C.

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2015	2016	2017	Total

Low Duration Income Fund	$168	$202	$276	$646
Tax-Exempt Bond Fund	394	368	269	1,031

E.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2015, it retained net commissions of $743 of Class A Shares and deferred sales charges of $13 and $34 for Class A Shares and Class C Shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a

12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class I shares 0.05%(1); Class A shares 0.25%; Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same Class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds’ distributor has contractually agreed to waive the Funds’ Class I Shares’ shareholder servicing fee through April 30, 2016. Prior to December 1, 2014, the fee waiver was voluntary.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended June 30, 2015, the Funds incurred administration fees totaling $4,892 which are included in the Statements of Operations.

For the period ended June 30, 2015, the Funds incurred transfer agent fees totaling $7,674 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust. The Transfer Agent may from time to time temporarily waive all or a portion of its transfer agent fees.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

G.	Affiliated Shareholders

At June 30, 2015, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Emerging Markets Opportunities Fund,
Class R6	9,646	$96
Low Duration Income Fund,
Class I	887,760	9,614

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended June 30, 2015, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$3,109,296	$786,874
Low Duration Income Fund	40,751	39,602
Tax-Exempt Bond Fund	15,093	9,456

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended June 30, 2015, were as follows:

Low Duration Income Fund	$8,375	$28,868

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

Note 5. Capital Share Transactions

(Reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Opportunities Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	297,638	$3,043,709	302,688	$3,053,397
Reinvestment of distributions	—	—	11,523	116,581
Shares repurchased	(91,554)	(927,198)	(213,715)	(2,080,416)

Net Increase / (Decrease)	206,084	$2,116,511	100,496	$1,089,562

Class A
Sale of shares	22,634	$223,385	39,977	$390,454
Reinvestment of distributions	—	—	1,626	16,026
Shares repurchased	(15,139)	(148,322)	(79,655)	(782,854)

Net Increase / (Decrease)	7,495	$75,063	(38,052)	$(376,374)

Class C
Sale of shares	6,048	$58,420	6,261	$60,377
Reinvestment of distributions	—	—	230	2,226
Shares repurchased	(2,777)	(26,508)	(5,996)	(55,400)

Net Increase / (Decrease)	3,271	$31,912	495	$7,203

Class R6
Sale of shares	470	$4,827	10	$100
Reinvestment of distributions	—	—	— (1)	1
Shares repurchased	(6)	(60)	—	—

Net Increase / (Decrease)	464	$4,767	10	$101

(1)	Amount is less than 500.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

	Low Duration Income Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	2,983	$32,365	6,140	$66,872
Reinvestment of distributions	87	947	127	1,386
Shares repurchased	(3,109)	(33,737)	(2,558)	(27,870)

Net Increase / (Decrease)	(39)	$(425)	3,709	$40,388

Class A
Sale of shares	1,145	$12,431	5,969	$64,993
Reinvestment of distributions	60	653	78	845
Shares repurchased	(1,905)	(20,683)	(2,710)	(29,548)

Net Increase / (Decrease)	(700)	$(7,599)	3,337	$36,290

Class C
Sale of shares	598	$6,496	4,749	$51,623
Reinvestment of distributions	19	208	27	295
Shares repurchased	(1,965)	(21,332)	(2,383)	(25,937)

Net Increase / (Decrease)	(1,348)	$(14,628)	2,393	$25,981

	Tax-Exempt Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	1,188	$13,610	2,664	$30,145
Reinvestment of distributions	90	1,034	173	1,952
Shares repurchased	(945)	(10,815)	(2,889)	(32,489)

Net Increase / (Decrease)	333	$3,829	(52)	$(392)

Class A
Sale of shares	485	$5,575	1,272	$14,392
Reinvestment of distributions	74	842	183	2,067
Shares repurchased	(958)	(10,934)	(2,663)	(30,083)

Net Increase / (Decrease)	(399)	$(4,517)	(1,208)	$(13,624)

Class C
Sale of shares	197	$2,266	756	$8,588
Reinvestment of distributions	20	231	43	484
Shares repurchased	(327)	(3,727)	(739)	(8,349)

Net Increase / (Decrease)	(110)	$(1,230)	60	$723

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

Note 6. 10% Shareholders

As of June 30, 2015, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts

Emerging Markets Opportunities Fund	37%	2	*
Low Duration Income Fund	13	1

*	None of the accounts are affiliated.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At June 30, 2015, the Emerging Markets Opportunities Fund held securities issued by various companies in specific sectors as detailed below:

Sector	Percentage of Total Investments
Consumer Staples	33%

Note 8. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2015, the Funds did not hold any securities that were both illiquid and restricted.

Note 9. Federal Income Tax Information

($ reported in thousands)

At June 30, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Opportunities Fund	$10,437,930	$1,010,256	$(679,658)	$330,598
Low Duration Income Fund	194,303	1,372	(894)	478
Tax-Exempt Bond Fund	182,171	10,541	(905)	9,636

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Certain Funds have capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates:

	Expiring December 31
	2015	2017	No Expiration	Total
Low Duration Income Fund	$1,171	$1,169	$74	$2,414

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

Note 10. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 11. Regulatory Matters and Litigation

From time to time, the Funds’ investment adviser and/or its affiliates and/or its subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-Squared Investments, Inc., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VIRTUS INSIGHT TRUST

101 Munson Street

Greenfield, MA 01301

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Vice President and Chief Compliance Officer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl St.

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com.

8005	08-15

P.O. Box 9874

Providence, RI 02940-8074

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/4/15

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	9/4/15

*	Print the name and title of each signing officer under his or her signature.